Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Americas
Total Revenues	$ 144,050	$ 149,377
Total Americas [Member]
Americas
Total Revenues	86,808	90,080
Total EMEA [Member]
Americas
Total Revenues	38,473	37,880
Total Asia Pacific [Member]
Americas
Total Revenues	18,769	21,417
Systems [Member] | Total Americas [Member]
Americas
Total Revenues	17,993	21,186
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues	9,723	11,402
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	5,169	7,864
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues	35,542	32,572
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues	21,170	18,911
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	9,599	9,036
Service [Member]
Americas
Total Revenues	44,854	48,406
Service [Member] | Total Americas [Member]
Americas
Total Revenues	33,273	36,322
Service [Member] | Total EMEA [Member]
Americas
Total Revenues	7,580	7,567
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	$ 4,001	$ 4,517